CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
USD cash for immediate withdrawal	$ 5,336	$ 26,700
Non-USD cash for immediate withdrawal	1,380	9,369
Cash and cash equivalents	$ 6,716	$ 36,069	$ 28,866	$ 42,502